Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Common Stock, Dividend Rate, Percentage	10.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	129,000	112,000	172,700